Fees and Expenses	Jun. 20, 2025 USD ($)
Horizon Dividend Income ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Dividend Income Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Dividend Income Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Expense Breakpoint Discounts [Text]	The Example assumes that you invest $10,000 in the Dividend Income Fund for the time periods indicated and then sell all of your shares at the end of those periods.
Expenses Restated to Reflect Current [Text]	“Other Expenses” is estimated for the current fiscal year.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 10,000
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.70%

(1)	“Other Expenses” is estimated for the current fiscal year.

Expense Example Narrative [Text Block]

Example: This Example is intended to help you compare the cost of investing in the Dividend Income Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Dividend Income Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Dividend Income Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years
$72	$224

Portfolio Turnover [Text Block]

Portfolio Turnover. The Dividend Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Dividend Income Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Horizon Core Equity ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Core Equity Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Core Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Expense Breakpoint Discounts [Text]	The Example assumes that you invest $10,000 in the Core Equity Fund for the time periods indicated and then sell all of your shares at the end of those periods.
Expenses Restated to Reflect Current [Text]	“Other Expenses” are estimated for the current fiscal year.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 10,000
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Advisor Class
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.70%

(1)	“Other Expenses” are estimated for the current fiscal year.

Expense Example Narrative [Text Block]

Example: This Example is intended to help you compare the cost of investing in the Core Equity Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Core Equity Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Core Equity Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years
$72	$224

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Core Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Core Equity Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Horizon Managed Risk ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Managed Risk Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Managed Risk Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Expense Breakpoint Discounts [Text]	The Example assumes that you invest $10,000 in the Managed Risk Fund for the time periods indicated and then sell all of your shares at the end of those periods.
Expenses Restated to Reflect Current [Text]	“Other Expenses” are estimated for the current fiscal year.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 10,000
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Advisor Class
Management Fees	0.77%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.77%

(1)	“Other Expenses” are estimated for the current fiscal year.

Expense Example Narrative [Text Block]

Example: This Example is intended to help you compare the cost of investing in the Managed Risk Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Managed Risk Fund for the time periods indicated and then sell all of your shares at the end of those periods.The Example also assumes that your investment has a 5% return each year and that the Managed Risk Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years
$79	$246

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Managed Risk Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Managed Risk Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Horizon Core Bond ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Core Bond Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Core Bond Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Expense Breakpoint Discounts [Text]	The Example assumes that you invest $10,000 in the Core Bond Fund for the time periods indicated and then sell all of your shares at the end of those periods.
Expenses Restated to Reflect Current [Text]	“Other Expenses” are estimated for the current fiscal year.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 10,000
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Advisor Class
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.65%

(1)	“Other Expenses” are estimated for the current fiscal year.

Expense Example Narrative [Text Block]

Example: This Example is intended to help you compare the cost of investing in the Core Bond Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Core Bond Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Core Bond Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years
$66	$208

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Core Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Core Bond Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Horizon Flexible Income ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Flexible Income Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Flexible Income Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Expense Breakpoint Discounts [Text]	The Example assumes that you invest $10,000 in the Flexible Income Fund for the time periods indicated and then sell all of your shares at the end of those periods.
Expenses Restated to Reflect Current [Text]	“Other Expenses” are estimated for the current fiscal year.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 10,000
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Advisor Class
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.80%

(1)	“Other Expenses” are estimated for the current fiscal year.

Expense Example Narrative [Text Block]

Example: This Example is intended to help you compare the cost of investing in the Flexible Income Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Flexible Income Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Flexible Income Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years
$82	$255

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Flexible Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Flexible Income Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Horizon Nasdaq-100 Defined Risk ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Nasdaq-100 Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Nasdaq-100 Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Expense Breakpoint Discounts [Text]	The Example assumes that you invest $10,000 in the Nasdaq-100 Fund for the time periods indicated and then sell all of your shares at the end of those periods.
Expenses Restated to Reflect Current [Text]	“Other Expenses” are estimated for the current fiscal year.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 10,000
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Advisor Class
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.85%

(1)	“Other Expenses” are estimated for the current fiscal year.

Expense Example Narrative [Text Block]

Example: This Example is intended to help you compare the cost of investing in the Nasdaq-100 Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Nasdaq-100 Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Nasdaq-100 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years
$87	$271

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Nasdaq-100 Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Nasdaq-100 Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Horizon Digital Frontier ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Digital Frontier Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Digital Frontier Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Expense Breakpoint Discounts [Text]	The Example assumes that you invest $10,000 in the Digital Frontier Fund for the time periods indicated and then sell all of your shares at the end of those periods.
Expenses Restated to Reflect Current [Text]	“Other Expenses” are estimated for the current fiscal year.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 10,000
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Advisor Class
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.75%

(1)	“Other Expenses” are estimated for the current fiscal year.

Expense Example Narrative [Text Block]

Example: This Example is intended to help you compare the cost of investing in the Digital Frontier Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Digital Frontier Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Digital Frontier Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years
$77	$240

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Digital Frontier Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Digital Frontier Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.